Convertible Loans (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Loans [Abstract]
Schedule of Extended Convertible Loan	The movements of the liability component and derivative component from the redemption right of the Extended Convertible Loan are as follows:
2022
US$

As at January 1	4,294,265
Finance costs	506,327
Extinguished during the year	(4,800,592)

As at December 31	-

Extended Convertible Loan – derivative component

2022
US$

As at January 1	589,731
Change in fair value	145,957
Extinguished during the year	(735,688)

As at December 31	-

Schedule of Convertible Loan	The movements of the liability component and derivative component from the conversion feature of the 2022 Convertible Loans are as follows:
2022
US$

As at January 1	-
Issued during the year	26,993,304
Finance costs	2,387,723
Converted during the year	(29,381,027)

As at December 31	-

2022 Convertible Loans - derivative component

2022
US$

As at January 1	-
On initial recognition	10,024,014
Change in fair value	158,548
Exercised during the year	(10,182,562)

As at December 31	-